CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Schedule of cash and cash equivalents and restricted cash

	December 31,	December 31,
	2018	2019
Restricted cash	2,165,288	1,305,781

Cash and cash equivalents	19,130,835	7,759,190

	21,296,123	9,064,971

Schedule of cash and cash equivalents denominated in foreign currency

	December 31,	December 31,
	2018	2019
RMB	18,026,265	7,858,867
USD	3,256,625	1,195,720
HKD	8,321	4,423
EUR	371	1,943
AUD	2,552	—
IDR	1,989	4,018

	21,296,123	9,064,971